Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	5.71	3.07	4.20
ICE BofA BB-B US Cash Pay High Yield Constrained Index	6.83	3.63	4.86
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Columbia Variable Portfolio – Income Opportunities Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight allocation to software services contributed to Fund performance. Additional overweights in the chemicals and beverage sector were also additive to Fund returns for the period.
Security selection
| Fund holdings that contributed most to performance during the period included an overweight to an airline company and a holding in a satellite television company.
Credit
| Allocations to lower-rated high-yield debt, cash, and lower-rated investment-grade debt positively contributed to Fund performance for the period.
Top Performance Detractors
Allocation
| An underweight allocation to the specialty retail sector detracted most from Fund performance. A portfolio overweight to health facilities also detracted.
Security selection
| Security selection within the specialty retail sector detracted from Fund performance, as did an overweight position in an insurance company.
Credit
| Allocations to nonrated debt issues as well as allocations to higher-rated high-yield bonds had a negative relative impact on the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	5.90	3.30	4.44
ICE BofA BB-B US Cash Pay High Yield Constrained Index	6.83	3.63	4.86
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 521,520,551
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 1,156,460
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 521,520,551
Total number of portfolio holdings	445
Management services fees (represents 0.66% of Fund average net assets)	$ 1,156,460
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia Variable Portfolio – Income Opportunities Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight allocation to software services contributed to Fund performance. Additional overweights in the chemicals and beverage sector were also additive to Fund returns for the period.
Security selection
| Fund holdings that contributed most to performance during the period included an overweight to an airline company and a holding in a satellite television company.
Credit
| Allocations to lower-rated high-yield debt, cash, and lower-rated investment-grade debt positively contributed to Fund performance for the period.
Top Performance Detractors
Allocation
| An underweight allocation to the specialty retail sector detracted most from Fund performance. A portfolio overweight to health facilities also detracted.
Security selection
| Security selection within the specialty retail sector detracted from Fund performance, as did an overweight position in an insurance company.
Credit
| Allocations to nonrated debt issues as well as allocations to higher-rated high-yield bonds had a negative relative impact on the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 521,520,551
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 1,156,460
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 521,520,551
Total number of portfolio holdings	445
Management services fees (represents 0.66% of Fund average net assets)	$ 1,156,460
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia Variable Portfolio – Income Opportunities Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table
.
Top Performance Contributors
Allocation
| An overweight allocation to software services contributed to Fund performance. Additional overweights in the chemicals and beverage sector were also additive to Fund returns for the period.
Security selection
| Fund holdings that contributed most to performance during the period included an overweight to an airline company and a holding in a satellite television company.
Credit
| Allocations to lower-rated high-yield debt, cash, and lower-rated investment-grade debt positively contributed to Fund performance for the period.
Top Performance Detractors
Allocation
| An underweight allocation to the specialty retail sector detracted most from Fund performance. A portfolio overweight to health facilities also detracted.
Security selection
| Security selection within the specialty retail sector detracted from Fund performance, as did an overweight position in an insurance company.
Credit
| Allocations to nonrated debt issues as well as allocations to higher-rated high-yield bonds had a negative relative impact on the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	5.90	3.21	4.33
ICE BofA BB-B US Cash Pay High Yield Constrained Index	6.83	3.63	4.86
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 521,520,551
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 1,156,460
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 521,520,551
Total number of portfolio holdings	445
Management services fees (represents 0.66% of Fund average net assets)	$ 1,156,460
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%